Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 4,922	$ 4,919	$ 4,911
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	98,433	101,931	97,854
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 103,355	$ 106,850	$ 102,765